Revenue from Operations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenue recognized from unearned revenue at the beginning of period	$ 319
Contract assets	474	$ 431
Revenue recognized as unbilled revenue	$ 383
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts where the revenue recognized corresponds directly with the value to the customer of the entity's performance completed to date, typically those contracts where invoicing is on time and material basis.
Aggregate value of performance obligations	$ 7,414
Percentage of revenue to be recognized within one year	50.00%
Percentage of remaining revenue to be recognized	50.00%
Performance obligations, description	The aggregate value of performance obligations that are completely or partially unsatisfied as of March 31, 2019, other than those meeting the exclusion criteria mentioned above, is $ 7,414 million. Out of this, the Group expects to recognize revenue of around 50% within the next one year and the remaining thereafter. This includes contracts that can be terminated for convenience without a substantive penalty since, based on current assessment, the occurrence of the same is expected to be remote.
Revenue recognizing period	1 year
Revenue from Contract With Customers
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Unbilled revenues - Non financial asset	$ 474
Impact on accounts, description	The impact on account of applying the erstwhile IAS 18 - Revenue instead of IFRS 15- Revenue from contract with customers on the financials results of the Group for the year ended and as at March 31, 2019 is insignificant. On account of adoption of IFRS 15, unbilled revenues of $474 million as of March 31, 2019 has been considered as non-financial asset.